Assets And Liabilities Measured At Fair Value (Schedule Of Fair Value Of Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 74	$ 224
Liabilities	(2,204)	(291)
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	74	224
Liabilities	$ (2,204)	$ (291)